Revenues (Tables)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Schedule of Revenue Sources, Health Care Organization [Table Text Block]
	August 31	August 31
	2017	2016
	$	$

Product sales	16,866	31,743
Licensing revenue (Note 9)	45,809	7,500
Freight revenue	964	1,149
Other revenue	-	326
	63,639	40,718

	August 31	August 31
	2016	2015
	$	$

Product sales	31,743	14,702
Licensing revenue (Note 9)	7,500	-
Freight revenue	1,149	-
Other revenue	326	-
	40,718	14,702